PREPAYMENTS AND OTHER CURRENT ASSETS (Activity in the allowance for credit losses) (Details)	12 Months Ended
Dec. 31, 2020 CNY (¥)
Activity in the allowance for credit losses
At beginning of year	¥ 0
Addition	5,568,242
At end of year	9,588,242
ASU No. 2016-13
Activity in the allowance for credit losses
At end of year	¥ 4,020,000